New and amended standards adopted by the Group - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reclassifications or changes in presentation [line items]
Gross profit	$ 749	$ 435